Remuneration and other benefits paid to the Bank’s directors and senior managers - Salaries (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2019 Annuity payment	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Remuneration of key personnel
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payment	5
Variable renumeration deferred payment, number of annuities	3
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Immediate payment percentage			40.00%
Deferred percentage	60.00%			60.00%
Variable Remuneration or bonus deferral period	5 years		5 years	5 years
Variable renumeration deferred payment, number of annuities	3
Percentage paid in cash	50.00%	50.00%
Percentage paid in shares	50.00%	50.00%